Note 6 Wholesale financing operations carried out by group entities (Details) € in Millions	Jun. 30, 2024 EUR (€)
Jan-24 [Member] | Issued in euros [Member] | 3.875% [Member] | Jan-34 [Member]
Type of issue [Line Items]
Senior preferred	€ 1,250
Feb-24 [Member] | Issued in euros [Member] | 4.875% [Member] | Nov-30 to Feb-31 [Member] | Feb-36 [Member]
Type of issue [Line Items]
Tier 2	1,250
Mar-24 [Member] | Issued in euros [Member] | 3.500% [Member] | Mar-31 [Member]
Type of issue [Line Items]
Senior preferred (green bond)	1,000
Mar-24 [Member] | United States of America, Dollars | 5.381% [Member] | Mar-29 [Member]
Type of issue [Line Items]
Senior preferred	1,000
Mar-24 [Member] | United States of America, Dollars | 6.033% [Member] | Mar-35 [Member]
Type of issue [Line Items]
Senior non-preferred	1,000
Jun-24 [Member] | Issued in euros [Member] | 3 month Euribor rate + 45 basis points [Member] | Jun-27 [Member]
Type of issue [Line Items]
Senior preferred	1,000
Jun-24 [Member] | Issued in euros [Member] | 3.625% [Member] | Jun-30 [Member]
Type of issue [Line Items]
Senior preferred	750
Jun-24 [Member] | Issued in euros [Member] | 6.875% [Member] | Dec-30 to Jun-31 [Member] | Perpetual [Member]
Type of issue [Line Items]
AT 1 (CoCos)	€ 750